Taxation on Ordinary Activities - Summary of Factors Affecting the Taxation Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before taxation	£ 8,672	£ 7,912	£ 8,351
Less: share of post-tax results of associates and joint ventures	(455)	(498)	(419)
Profit before tax excluding associates and joint ventures	8,217	7,414	7,932
Tax at 19% (2019 and 2018: 19%) on the above	1,561	1,409	1,507
Tax at standard rates other than UK corporation tax rate	368	353	384
Other national tax charges	142	147	204
Permanent differences	20	122	7
Overseas withholding taxes	155	106	155
Double taxation relief on UK profits	(22)	(29)	(35)
Unutilised/utilised tax losses	5	16	5
Adjustments in respect of prior periods	18	(60)	(11)
Deferred tax relating to changes in tax rates	(133)	(47)	(70)
Additional net deferred tax (credits)/charges	(6)	46	(5)
Taxation on ordinary activities	£ 2,108	£ 2,063	£ 2,141
Tax at 19% (2019 and 2018: 19%) on the above, percentage	19.00%	19.00%	19.00%
Tax at standard rates other than UK corporation tax rate, percentage	4.50%	4.80%	4.80%
Other national tax charges, percentage	1.70%	2.00%	2.60%
Permanent differences, percentage	0.30%	1.60%	0.10%
Overseas withholding taxes, percentage	1.90%	1.40%	1.90%
Double taxation relief on UK profits, percentage	(0.30%)	(0.40%)	(0.40%)
Unutilised/utilised tax losses	0.10%	0.20%	0.10%
Adjustments in respect of prior periods, percentage	0.20%	(0.80%)	(0.10%)
Deferred tax relating to changes in tax rates, percentage	(1.60%)	(0.60%)	(0.90%)
Additional net deferred tax (credits)/charges, percentage	(0.10%)	0.60%	(0.10%)
Total average effective tax rate	25.70%	27.80%	27.00%